Other revenues and expenses - Research and Development Expense and Tax Credit Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Analysis of income and expense [abstract]
Receivables from taxes other than income tax	$ 2,860
Research and development costs	31,113	$ 34,969		$ 33,318
Research tax credit	(3,123)	(3,027)		(3,345)
Government and other grants	(247)	(1,104)		(3,072)
Development costs capitalized ()	(5,020)	(3,376)		(1,931)
Amortization of capitalized development costs	1,076	447		232
Total research and development expense	23,799	27,909	[1]	25,202	[1],[2]
Research tax credit	$ (606)	$ (459)		$ (259)

[1]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	(1) In 2018, the Company adopted IFRS 15 “Revenue from Contracts with Customers” using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.